Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2018

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2018
2	Collection Period	4/1/2018	4/30/2018	30
3	Monthly Interest Period-Actual	4/16/2018	5/14/2018	29
4	Monthly Interest - Scheduled	4/15/2018	5/14/2018	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	150,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	120,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	213,590,000.00	-	-	-	-	-	-
9	Class A-4 Notes	72,770,000.00	-	-	-	-	-	-
10	Total Class A Notes	659,360,000.00	-	-	-	-	-
11	Class B Notes	28,230,000.00	1,727,471.57	-	-	1,727,471.57	-	-

12	Total Notes	$687,590,000.00	1,727,471.57	$0.00	$0.00	$1,727,471.57	0.00

	Overcollateralization
13	Exchange Note	78,403,791.09	10,208,432.42
14	Series 2015-A Notes	18,044,119.85	90,148,420.18

15	Total Overcollateralization	96,447,910.94	100,356,852.60				Not Applicable
16	Total Target Overcollateralization	$108,197,231.71	100,356,852.60				Not Applicable

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.06000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	1.89688%	2.27688%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	0.00	0.0000000	0.00	0.0000000	0.00
22	Total Class A Notes			0.00	0.0000000	0.00	0.0000000	0.00
23	Class B Notes		1.94000%	2,792.75	0.0989284	1,727,471.57	61.1927584	0.00

24	Totals			2,792.75	0.0040617	1,727,471.57	2.5123570	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	91,875,891.75	66,094,520.28

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	73,438,355.87
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	70,968,175.05

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	3,515	12,440,000.16
30	Turn-in Ratio on Scheduled Terminations			62.65%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	6,097	102,084,324.17
32	Depreciation/Payments		(765,180.12)
33	Gross Credit Losses	(16)	(260,434.15)
34	Early Terminations — Regular	(1)	(14,191.02)
35	Scheduled Terminations — Returned	(1,429)	(21,899,686.77)
36	Payoff Units & Lease Reversals	(295)	(5,706,476.24)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	4,356	73,438,355.87

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2018

C.	SERVICING FEE

39	Servicing Fee Due	85,070.27

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(36,011.21)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	2,929	97.34%	52,062,340.83
46	31 - 60 Days Delinquent	58	1.93%	995,820.07
47	61 - 90 Days Delinquent	18	0.60%	286,490.20
48	91 - 120 Days Delinquent	4	0.13%	59,135.48
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	3,009	100.00%	53,403,786.58

51	Prepayment Speed (1 Month)				0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,430	21,913,877.79
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(22,654,628.71)
54	Less: Excess Wear and Tear Received in Current Period		(71,808.84)
55	Less: Excess Mileage Received in Current Period		(66,889.74)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(879,449.50)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-10.34%
58	Prior Period Net Residual Losses/(Gains) Ratio		-2.75%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		2.27%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.95%
61	Four Month Average		-2.47%

62	Beginning Cumulative Net Residual Losses		4,273,407.76
63	Current Period Net Residual Losses		(879,449.50)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		3,393,958.26

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.43%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	16	260,434.15
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(275,659.01)

68	Current Period Net Credit Losses/(Gains)		(15,224.86)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.18%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.21%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.33%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.10%
73	Four Month Average		0.12%

74	Beginning Cumulative Net Credit Losses		5,215,301.18
75	Current Period Net Credit Losses		(15,224.86)

76	Ending Cumulative Net Credit Losses		5,200,076.32

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.66%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	1,091,855.05
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	22,779,456.23
80	Liquidation Proceeds, Recoveries & Expenses	188,352.29
81	Insurance Proceeds	87,306.72
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	13,871.06
83	Payoff Payments	6,433,496.41
84	All Other Payments Received	-

85	Collected Amounts	30,594,337.76

86	Investment Earnings on Collection Account	42,279.11

87	Total Collected Amounts, prior to Servicer Advance	30,636,616.87

88	Servicer Advance	-

89	Total Collected Amounts - Available for Distribution	30,636,616.87

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	85,070.27
91	Interest on the Exchange Note - to the Trust Collection Account	148,532.69
92	Principal on the Exchange Note - to the Trust Collection Account	25,781,371.47
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,621,642.44
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	30,636,616.87

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	34,471,736.15

97	Investment Earnings on Reserve Account	5,072.72

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	34,476,808.87

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	4,253.51
101	Class A Noteholders' Interest Distributable Amount	-
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	2,792.75
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	1,727,471.57
107	Remaining Funds Payable to Certificate holder	32,742,291.04

108	Total Distributions	34,476,808.87